Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 9, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 9, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Supplement to the Prospectus for the Lincoln Variable Insurance Products Trust Dated May 1, 2011
LVIP SSgA Moderately Aggressive Structured Allocation Fund LVIP SSgA Moderate Structured Allocation Fund LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund LVIP SSgA Moderate Index Allocation Fund LVIP SSgA Conservative Index Allocation Fund
(collectively, the "Funds")

This Supplement updates certain information in the above-dated Prospectuses for each of the Funds. You may obtain copies of the Funds' Prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to correct the Acquired Fund Fees and Expenses (AFFE) of the Funds to reflect the estimated AFFE for the entire current fiscal year.  (The Prospectuses for the Funds dated May 1, 2011 had estimated the AFFE based on the actual expenses for the prior partial fiscal year since inception.)  AFFE consists of fees and expenses incurred indirectly by the Funds as a result of investment in shares of one or more acquired funds.  The updated AFFE resulted in a change to the Total Annual Fund Operating Expenses, Net Expenses and Example as reflected in this Supplement.

The "Annual Fund Operating Expenses" tables, the "Example" tables, and the accompanying footnotes that appear in the "Fees and Expenses" section on page 1 of each of the Funds' Prospectuses are to be deleted and replaced with the following:

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses1	0.10%	0.10%
Acquired Fund Fees and Expenses (AFFE) 1	0.43%	0.43%
Total Annual Fund Operating Expenses2	0.78%	1.03%
Less Fee Waiver and Expense Reimbursement3	(0.15%)	(0.15%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.63%	0.88%

1Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
2The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.  LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund.  The agreement will continue through at least April 30, 2012.

Example
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$64	$234	n/a	n/a
Service Class	$90	$313	n/a	n/a

1Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

LVIP SSgA Moderate Structured Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses1	0.07%	0.07%
Acquired Fund Fees and Expenses (AFFE) 1	0.41%	0.41%
Total Annual Fund Operating Expenses2	0.73%	0.98%
Less Fee Waiver and Expense Reimbursement3	(0.12%)	(0.12%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.61%	0.86%

1Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
2The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.  LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund.  The agreement will continue through at least April 30, 2012.

Example
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$62	$221	n/a	n/a
Service Class	$88	$300	n/a	n/a

1Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

LVIP SSgA Conservative Structured Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses1	0.18%	0.18%
Acquired Fund Fees and Expenses (AFFE) 1	0.40%	0.40%
Total Annual Fund Operating Expenses2	0.83%	1.08%
Less Fee Waiver and Expense Reimbursement3	(0.23%)	(0.23%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.60%	0.85%

1Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
2The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.  LIA has also contractually agreed to reimburse the fund's Standard Class the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund.  The agreement will continue through at least April 30, 2012.

Example
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$61	$242	n/a	n/a
Service Class	$87	$321	n/a	n/a

1Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

LVIP SSgA Moderately Aggressive Index Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses1	0.21%	0.21%
Acquired Fund Fees and Expenses (AFFE) 1	0.42%	0.42%
Total Annual Fund Operating Expenses2	0.88%	1.13%
Less Fee Waiver and Expense Reimbursement3	(0.26%)	(0.26%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.62%	0.87%

1Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
2The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.  LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund.  The agreement will continue through at least April 30, 2012.

Example
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$63	$255	n/a	n/a
Service Class	$89	$333	n/a	n/a

1Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

LVIP SSgA Moderate Index Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses1	0.27%	0.27%
Acquired Fund Fees and Expenses (AFFE) 1	0.39%	0.39%
Total Annual Fund Operating Expenses2	0.91%	1.16%
Less Fee Waiver and Expense Reimbursement3	(0.32%)	(0.32%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.59%	0.84%

1Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
2The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.  LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund.  The agreement will continue through at least April 30, 2012.

Example
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$60	$258	n/a	n/a
Service Class	$86	$337	n/a	n/a

1Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

LVIP SSgA Conservative Index Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses1	0.50%	0.50%
Acquired Fund Fees and Expenses (AFFE) 1	0.39%	0.39%
Total Annual Fund Operating Expenses2	1.14%	1.39%
Less Fee Waiver and Expense Reimbursement3	(0.55%)	(0.55%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.59%	0.84%

1Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
2The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.  LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund.  The agreement will continue through at least April 30, 2012.

Example
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$60	$308	n/a	n/a
Service Class	$86	$386	n/a	n/a

1Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

This Supplement is dated June 9, 2011.

Please separate this Supplement and keep it with your Prospectus records.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000914036_SupplementTextBlock
Supplement to the Prospectus for the Lincoln Variable Insurance Products Trust Dated May 1, 2011
LVIP SSgA Moderately Aggressive Structured Allocation Fund LVIP SSgA Moderate Structured Allocation Fund LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund LVIP SSgA Moderate Index Allocation Fund LVIP SSgA Conservative Index Allocation Fund
(collectively, the "Funds")

This Supplement updates certain information in the above-dated Prospectuses for each of the Funds. You may obtain copies of the Funds' Prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to correct the Acquired Fund Fees and Expenses (AFFE) of the Funds to reflect the estimated AFFE for the entire current fiscal year.  (The Prospectuses for the Funds dated May 1, 2011 had estimated the AFFE based on the actual expenses for the prior partial fiscal year since inception.)  AFFE consists of fees and expenses incurred indirectly by the Funds as a result of investment in shares of one or more acquired funds.  The updated AFFE resulted in a change to the Total Annual Fund Operating Expenses, Net Expenses and Example as reflected in this Supplement.

The "Annual Fund Operating Expenses" tables, the "Example" tables, and the accompanying footnotes that appear in the "Fees and Expenses" section on page 1 of each of the Funds' Prospectuses are to be deleted and replaced with the following:

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses1	0.10%	0.10%
Acquired Fund Fees and Expenses (AFFE) 1	0.43%	0.43%
Total Annual Fund Operating Expenses2	0.78%	1.03%
Less Fee Waiver and Expense Reimbursement3	(0.15%)	(0.15%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.63%	0.88%

1Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
2The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.  LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund.  The agreement will continue through at least April 30, 2012.

Example
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$64	$234	n/a	n/a
Service Class	$90	$313	n/a	n/a

1Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

LVIP SSgA Moderate Structured Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses1	0.07%	0.07%
Acquired Fund Fees and Expenses (AFFE) 1	0.41%	0.41%
Total Annual Fund Operating Expenses2	0.73%	0.98%
Less Fee Waiver and Expense Reimbursement3	(0.12%)	(0.12%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.61%	0.86%

1Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
2The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.  LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund.  The agreement will continue through at least April 30, 2012.

Example
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$62	$221	n/a	n/a
Service Class	$88	$300	n/a	n/a

1Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

LVIP SSgA Conservative Structured Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses1	0.18%	0.18%
Acquired Fund Fees and Expenses (AFFE) 1	0.40%	0.40%
Total Annual Fund Operating Expenses2	0.83%	1.08%
Less Fee Waiver and Expense Reimbursement3	(0.23%)	(0.23%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.60%	0.85%

1Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
2The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.  LIA has also contractually agreed to reimburse the fund's Standard Class the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund.  The agreement will continue through at least April 30, 2012.

Example
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$61	$242	n/a	n/a
Service Class	$87	$321	n/a	n/a

1Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

LVIP SSgA Moderately Aggressive Index Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses1	0.21%	0.21%
Acquired Fund Fees and Expenses (AFFE) 1	0.42%	0.42%
Total Annual Fund Operating Expenses2	0.88%	1.13%
Less Fee Waiver and Expense Reimbursement3	(0.26%)	(0.26%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.62%	0.87%

1Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
2The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.  LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund.  The agreement will continue through at least April 30, 2012.

Example
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$63	$255	n/a	n/a
Service Class	$89	$333	n/a	n/a

1Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

LVIP SSgA Moderate Index Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses1	0.27%	0.27%
Acquired Fund Fees and Expenses (AFFE) 1	0.39%	0.39%
Total Annual Fund Operating Expenses2	0.91%	1.16%
Less Fee Waiver and Expense Reimbursement3	(0.32%)	(0.32%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.59%	0.84%

1Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
2The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.  LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund.  The agreement will continue through at least April 30, 2012.

Example
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$60	$258	n/a	n/a
Service Class	$86	$337	n/a	n/a

1Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

LVIP SSgA Conservative Index Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses1	0.50%	0.50%
Acquired Fund Fees and Expenses (AFFE) 1	0.39%	0.39%
Total Annual Fund Operating Expenses2	1.14%	1.39%
Less Fee Waiver and Expense Reimbursement3	(0.55%)	(0.55%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.59%	0.84%

1Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
2The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.  LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund.  The agreement will continue through at least April 30, 2012.

Example
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$60	$308	n/a	n/a
Service Class	$86	$386	n/a	n/a

1Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

This Supplement is dated June 9, 2011.

Please separate this Supplement and keep it with your Prospectus records.

LVIP SSgA Moderately Aggressive Structured Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000914036_SupplementTextBlock
LVIP SSgA Moderately Aggressive Structured Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses1	0.10%	0.10%
Acquired Fund Fees and Expenses (AFFE) 1	0.43%	0.43%
Total Annual Fund Operating Expenses2	0.78%	1.03%
Less Fee Waiver and Expense Reimbursement3	(0.15%)	(0.15%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.63%	0.88%

1 Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
3 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.  LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund. The agreement will continue through at least April 30, 2012.

Example
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$64	$234	n/a	n/a
Service Class	$90	$313	n/a	n/a

1 Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and AFFE are based on estimated amounts for the current fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

LVIP SSgA Moderately Aggressive Structured Allocation Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Net Expenses (After Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	0.63%
1 year	rr_ExpenseExampleYear01	64
3 years	rr_ExpenseExampleYear03	234
5 years	rr_ExpenseExampleYear05		[4]
10 years	rr_ExpenseExampleYear10		[4]
1 year	rr_ExpenseExampleNoRedemptionYear01	64
3 years	rr_ExpenseExampleNoRedemptionYear03	234
5 years	rr_ExpenseExampleNoRedemptionYear05		[4]
10 years	rr_ExpenseExampleNoRedemptionYear10		[4]
LVIP SSgA Moderately Aggressive Structured Allocation Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Net Expenses (After Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	0.88%
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	313
5 years	rr_ExpenseExampleYear05		[4]
10 years	rr_ExpenseExampleYear10		[4]
1 year	rr_ExpenseExampleNoRedemptionYear01	90
3 years	rr_ExpenseExampleNoRedemptionYear03	313
5 years	rr_ExpenseExampleNoRedemptionYear05		[4]
10 years	rr_ExpenseExampleNoRedemptionYear10		[4]
LVIP SSgA Moderate Structured Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000914036_SupplementTextBlock
LVIP SSgA Moderate Structured Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses1	0.07%	0.07%
Acquired Fund Fees and Expenses (AFFE) 1	0.41%	0.41%
Total Annual Fund Operating Expenses2	0.73%	0.98%
Less Fee Waiver and Expense Reimbursement3	(0.12%)	(0.12%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.61%	0.86%

1 Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
[3] Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.  LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund.  The agreement will continue through at least April 30, 2012.
Example
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$62	$221	n/a	n/a
Service Class	$88	$300	n/a	n/a

1 Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and AFFE are based on estimated amounts for the current fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

LVIP SSgA Moderate Structured Allocation Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[5]
Net Expenses (After Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	0.61%
1 year	rr_ExpenseExampleYear01	62
3 years	rr_ExpenseExampleYear03	221
5 years	rr_ExpenseExampleYear05		[4]
10 years	rr_ExpenseExampleYear10		[4]
1 year	rr_ExpenseExampleNoRedemptionYear01	62
3 years	rr_ExpenseExampleNoRedemptionYear03	221
5 years	rr_ExpenseExampleNoRedemptionYear05		[4]
10 years	rr_ExpenseExampleNoRedemptionYear10		[4]
LVIP SSgA Moderate Structured Allocation Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[5]
Net Expenses (After Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	0.86%
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05		[4]
10 years	rr_ExpenseExampleYear10		[4]
1 year	rr_ExpenseExampleNoRedemptionYear01	88
3 years	rr_ExpenseExampleNoRedemptionYear03	300
5 years	rr_ExpenseExampleNoRedemptionYear05		[4]
10 years	rr_ExpenseExampleNoRedemptionYear10		[4]
LVIP SSgA Conservative Structured Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000914036_SupplementTextBlock
LVIP SSgA Conservative Structured Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses1	0.18%	0.18%
Acquired Fund Fees and Expenses (AFFE) 1	0.40%	0.40%
Total Annual Fund Operating Expenses2	0.83%	1.08%
Less Fee Waiver and Expense Reimbursement3	(0.23%)	(0.23%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.60%	0.85%

1 Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
3 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.  LIA has also contractually agreed to reimburse the fund's Standard Class the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund. The agreement will continue through at least April 30, 2012.

Example
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$61	$242	n/a	n/a
Service Class	$87	$321	n/a	n/a

1 Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and AFFE are based on estimated amounts for the current fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

LVIP SSgA Conservative Structured Allocation Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[6]
Net Expenses (After Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	0.60%
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	242
5 years	rr_ExpenseExampleYear05		[4]
10 years	rr_ExpenseExampleYear10		[4]
1 year	rr_ExpenseExampleNoRedemptionYear01	61
3 years	rr_ExpenseExampleNoRedemptionYear03	242
5 years	rr_ExpenseExampleNoRedemptionYear05		[4]
10 years	rr_ExpenseExampleNoRedemptionYear10		[4]
LVIP SSgA Conservative Structured Allocation Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[6]
Net Expenses (After Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	321
5 years	rr_ExpenseExampleYear05		[4]
10 years	rr_ExpenseExampleYear10		[4]
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	321
5 years	rr_ExpenseExampleNoRedemptionYear05		[4]
10 years	rr_ExpenseExampleNoRedemptionYear10		[4]
LVIP SSgA Moderately Aggressive Index Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000914036_SupplementTextBlock
LVIP SSgA Moderately Aggressive Index Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses1	0.21%	0.21%
Acquired Fund Fees and Expenses (AFFE) 1	0.42%	0.42%
Total Annual Fund Operating Expenses2	0.88%	1.13%
Less Fee Waiver and Expense Reimbursement3	(0.26%)	(0.26%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.62%	0.87%

1 Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
3 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.  LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund. The agreement will continue through at least April 30, 2012.
Example
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$63	$255	n/a	n/a
Service Class	$89	$333	n/a	n/a

1 Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and AFFE are based on estimated amounts for the current fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

LVIP SSgA Moderately Aggressive Index Allocation Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[3]
Net Expenses (After Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05		[4]
10 years	rr_ExpenseExampleYear10		[4]
1 year	rr_ExpenseExampleNoRedemptionYear01	63
3 years	rr_ExpenseExampleNoRedemptionYear03	255
5 years	rr_ExpenseExampleNoRedemptionYear05		[4]
10 years	rr_ExpenseExampleNoRedemptionYear10		[4]
LVIP SSgA Moderately Aggressive Index Allocation Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[3]
Net Expenses (After Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	0.87%
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	333
5 years	rr_ExpenseExampleYear05		[4]
10 years	rr_ExpenseExampleYear10		[4]
1 year	rr_ExpenseExampleNoRedemptionYear01	89
3 years	rr_ExpenseExampleNoRedemptionYear03	333
5 years	rr_ExpenseExampleNoRedemptionYear05		[4]
10 years	rr_ExpenseExampleNoRedemptionYear10		[4]
LVIP SSgA Moderate Index Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000914036_SupplementTextBlock
LVIP SSgA Moderate Index Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses1	0.27%	0.27%
Acquired Fund Fees and Expenses (AFFE) 1	0.39%	0.39%
Total Annual Fund Operating Expenses2	0.91%	1.16%
Less Fee Waiver and Expense Reimbursement3	(0.32%)	(0.32%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.59%	0.84%

1 Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
3 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.  LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund. The agreement will continue through at least April 30, 2012.

Example
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$60	$258	n/a	n/a
Service Class	$86	$337	n/a	n/a

1 Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and AFFE are based on estimated amounts for the current fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

LVIP SSgA Moderate Index Allocation Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Net Expenses (After Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	0.59%
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	258
5 years	rr_ExpenseExampleYear05		[7]
10 years	rr_ExpenseExampleYear10		[7]
1 year	rr_ExpenseExampleNoRedemptionYear01	60
3 years	rr_ExpenseExampleNoRedemptionYear03	258
5 years	rr_ExpenseExampleNoRedemptionYear05		[4]
10 years	rr_ExpenseExampleNoRedemptionYear10		[4]
LVIP SSgA Moderate Index Allocation Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Net Expenses (After Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	0.84%
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	337
5 years	rr_ExpenseExampleYear05		[7]
10 years	rr_ExpenseExampleYear10		[7]
1 year	rr_ExpenseExampleNoRedemptionYear01	86
3 years	rr_ExpenseExampleNoRedemptionYear03	337
5 years	rr_ExpenseExampleNoRedemptionYear05		[4]
10 years	rr_ExpenseExampleNoRedemptionYear10		[4]
LVIP SSgA Conservative Index Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000914036_SupplementTextBlock

LVIP SSgA Conservative Index Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses1	0.50%	0.50%
Acquired Fund Fees and Expenses (AFFE) 1	0.39%	0.39%
Total Annual Fund Operating Expenses2	1.14%	1.39%
Less Fee Waiver and Expense Reimbursement3	(0.55%)	(0.55%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.59%	0.84%

1 Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

3 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.  LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund.  The agreement will continue through at least April 30, 2012.
Example
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$60	$308	n/a	n/a
Service Class	$86	$386	n/a	n/a

1 Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and AFFE are based on estimated amounts for the current fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

LVIP SSgA Conservative Index Allocation Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[5]
Net Expenses (After Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	0.59%
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	308
5 years	rr_ExpenseExampleYear05		[4]
10 years	rr_ExpenseExampleYear10		[4]
1 year	rr_ExpenseExampleNoRedemptionYear01	60
3 years	rr_ExpenseExampleNoRedemptionYear03	308
5 years	rr_ExpenseExampleNoRedemptionYear05		[4]
10 years	rr_ExpenseExampleNoRedemptionYear10		[4]
LVIP SSgA Conservative Index Allocation Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[5]
Net Expenses (After Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	0.84%
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	386
5 years	rr_ExpenseExampleYear05		[4]
10 years	rr_ExpenseExampleYear10		[4]
1 year	rr_ExpenseExampleNoRedemptionYear01	86
3 years	rr_ExpenseExampleNoRedemptionYear03	386
5 years	rr_ExpenseExampleNoRedemptionYear05		[4]
10 years	rr_ExpenseExampleNoRedemptionYear10		[4]

[1]	Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
[3]	Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund. The agreement will continue through at least April 30, 2012.
[4]	Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.
[5]	Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund. The agreement will continue through at least April 30, 2012.
[6]	Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund's Standard Class the extent that the Total Annual Fund Operating expenses (excluding acquired fund fees and expenses) exceeds 0.20% (Service Class at 0.45%) of average daily net assets of the fund. The agreement will continue through at least April 30, 2012.
[7]	Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011